Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss for the period	$ (176,551)	$ (372,428)
Adjustments for:
Income tax recovery	0	(7,342)
Interest and fee revenue	(14,517)	(16,739)
Change in fair value of biological assets	7,936	1,309
Share-based compensation	15,400	9,671
Depreciation and amortization	64,946	47,322
Loss on disposition of assets	353	94
Inventory impairment and obsolescence	30,644	7,012
Finance costs, net	11,362	41,314
Change in estimate of fair value of derivative warrants	(6,602)	(10,783)
Unrealized foreign exchange gain	(13)	(16)
Transaction costs	1,221	0
Asset impairment	54,967	196,033
Share of (profit) loss of equity-accounted investees	(6,758)	43,002
Realized loss on settlement of marketable securities	138,874	0
Unrealized (gain) loss on marketable securities	(129,616)	65,553
Additions to marketable securities	0	(3,500)
Proceeds from settlement of marketable securities	6,704	0
Income distributions from equity-accounted investees	0	1,661
Interest received	13,563	13,403
Exercise of cash-settled deferred share units	0	(204)
Change in non-cash working capital	(32,875)	(22,073)
Net cash used in operating activities from continuing operations	(20,962)	(6,711)
Net cash provided by operating activities from discontinued operations	4,314	0
Net cash used in operating activities	(16,648)	(6,711)
Investing activities
Additions to property, plant and equipment	(7,845)	(10,666)
Additions to intangible assets	(87)	(197)
Additions to investments	(732)	(75,598)
Additions to equity-accounted investees	(25,089)	(119,137)
Proceeds from disposal of property, plant and equipment	1,213	4,000
Acquisitions, net of cash acquired	3,695	(28,640)
Change in non-cash working capital	4,028	74
Net cash used in investing activities from continuing operations	(24,817)	(230,164)
Net cash used in investing activities from discontinued operations	0	0
Net cash used in investing activities	(24,817)	(230,164)
Financing activities
Change in restricted cash	(553)	7,675
Payments on lease liabilities, net	(41,013)	(27,693)
Repurchase of common shares, net of costs	(1,536)	(13,390)
Proceeds from issuance of shares, net of costs	0	22
Distributions declared by subsidiaries	(20)	(24)
Repayment of long-term debt	0	(10,000)
Change in non-cash working capital	42	1,620
Net cash used in financing activities from continuing operations	(43,080)	(41,790)
Net cash used in financing activities from discontinued operations	0	0
Net cash used in financing activities	(43,080)	(41,790)
Change in cash and cash equivalents	(84,545)	(278,665)
Cash and cash equivalents, beginning of period	279,586	558,251
Cash and cash equivalents, end of period	$ 195,041	$ 279,586